May 2, 2008

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re: Evergreen Variable Annuity Trust
Evergreen VA Balanced Fund
Evergreen VA Core Bond Fund

Evergreen VA Diversified Income Builder Fund
Evergreen VA Fundamental Large Cap Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund
Evergreen VA International Equity Fund
Evergreen VA Omega Fund
Evergreen VA Special Values Fund (the "Funds")
Post-Effective Amendment No. 37 to Registration Statement on
Form N-1A, Nos: 33-83100/811-08716

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds' prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 37 to Registration Statement No. 33-83100/811-08716) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 24, 2008.

If you have any questions or would like further information, please call me at (617) 210-3681.

Very truly yours,

/s/ Kate Mohrfeld

Kate Mohrfeld